Consolidated Statements of Changes to Stockholders' Equity - USD ($)		Preferred Stock [Member]		Common Stock [Member]		Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2023		$ 5,050	[1]	$ 35,554	[1]	$ 89,290,193	$ (77,893,723)	$ (124,414)	$ 11,312,660	[2]
Comprehensive loss for the year			[1]		[1]		(909,660)	(22,049)	(931,709)
Balance at Dec. 31, 2024		$ 5,050	[1]	$ 35,554	[1]	89,290,193	(78,803,383)	(146,463)	10,380,951	[2]
Balance, shares at Dec. 31, 2024	[1]	333,333		2,369,995
Comprehensive loss for the year			[1]		[1]		(2,869,496)	2,596	(2,866,900)
Compensation						266,720			266,720
Balance at Dec. 31, 2025		$ 5,050	[1]	$ 35,554	[1]	$ 89,556,913	$ (81,672,879)	$ (143,867)	$ 7,780,771	[2]
Balance, shares at Dec. 31, 2025	[1]	333,333		2,369,995

[1]	All year results have been adjusted for the reverse stock split effective March 10, 2025.
[2]	All year results have been adjusted for the reverse stock split effective March 10, 2025.